Condense Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	7 Months Ended	9 Months Ended	10 Months Ended	2 Months Ended	12 Months Ended
	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Real estate inventories - Owned	Dec. 31, 2010 Predecessor [Member] Real estate inventories - Owned
Operating activities
Net (loss) income	$ (5,573)	$ 17,287	$ (6,861)	$ 228,497	$ (192,898)	$ (135,455)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,640	2,184	6,631	586	3,875	3,718
Impairment loss on real estate assets					128,314	111,860
Stock based compensation expense		2,207	3,699
Equity in income of unconsolidated joint ventures					(3,605)	(916)
Loss on sale of property and equipment		4
Loss on sale of fixed asset					83	122
Reorganization items:
Cancellation of debt				(298,831)
Plan implementation and fresh start adjustments				49,302
Write off of deferred loan costs				8,258
Accrued professional fees					1,000
Loss (gain) on extinguishment of debt			1,104			(5,572)
Loss (gain) on extinguishment of debt	(975)		1,392			(5,572)
Net changes in operating assets and liabilities:
Restricted cash	(35)		(1)		(211)	3,711
Receivables	(1,514)	(6,866)	(2,924)	941	4,767	(2,205)
Income tax refunds receivable						107,401
Real estate inventories							18,151	(66,317)
Other assets	616	3,110	605	206	(4,422)	15,898
Accounts payable	1,487	665	7,706	4,618	(1,522)	(4,142)
Accrued expenses	6,526	18,784	9,778	(3,851)	7,817	(3,984)
Liabilities from real estate inventories not owned	(1,250)	(18,291)	(7,129)	(1,250)
Net cash (used in) provided by operating activities	55,989	(164,919)	49,993	(17,321)	(38,651)	24,119
Investing activities
Investment in and advances to unconsolidated joint ventures						(194)
Distributions from unconsolidated joint ventures					1,435	4,183
Cash paid for acquisitions, net			(33,201)
Purchases of property and equipment	(53)	(3,359)	(312)	0	(128)	(64)
Net cash (used in) provided by investing activities	(53)	(3,359)	(33,513)	0	1,307	3,925
Financing activities
Proceeds from borrowings on notes payable		51,444	13,248			7,087
Proceeds from issuance of 8 1/2% Senior Notes			325,000
Principal payments on notes payable	(62,557)	(45,459)	(73,676)	(616)	(11,532)	(52,797)
Principal payments on Senior Secured Term Loan			(235,000)
Principal payments on Senior Subordinated Secured Notes			(75,916)
Proceeds from reorganization				30,971
Proceeds from issuance of convertible preferred stock			14,000	50,000
Proceeds from issuance of common stock		179,438	16,000
Proceeds from debtor in possession financing				5,000
Principal payment of debtor in possession financing				(5,000)
Payment of deferred loan costs		(1,792)	(7,181)	(2,491)
Net cash paid for repurchase of Senior Notes						(31,268)
Offering costs related to issuance of common stock		(15,655)
Payment of preferred stock dividends	(1,114)	(2,550)	(1,721)
Noncontrolling interest contributions	17,021	35,399	15,313	1,825	6,605	6,546
Noncontrolling interest distributions	(15,373)	(21,700)	(16,004)	(1,897)	(8,954)	(3,913)
Net cash (used in) provided by financing activities	(62,023)	179,125	(25,937)	77,792	(13,881)	(74,345)
Net (decrease) increase in cash and cash equivalents	(6,087)	10,847	(9,457)	60,471	(51,225)	(46,301)
Cash and cash equivalents - beginning of period	80,532	71,075	80,532	20,061	71,286	117,587
Cash and cash equivalents - end of period	74,445	81,922	71,075	80,532	20,061	71,286
Supplemental disclosures:
Cash paid for professional fees relating to the reorganization			3,228	7,813	20,182
Supplemental disclosures of non-cash investing and financing activities:
Conversion of convertible preferred stock to common stock		70,386
Issuance of common stock related to land acquisition	10,500		10,500
Land contributed in lieu of cash for common stock				4,029
Distributions of real estate from unconsolidated joint ventures					800
Accretion of payable in kind dividends on convertible preferred stock			860
Preferred stock dividends, accrued	684		162
Net change in real estate inventories-not owned and liabilities from inventories not owned					7,862	10,652
Issuance of note payable related to land acquisition		16,238			55,000
Accrued purchases of property, plant and equipment		142
Accretion of Senior Subordinated Secured Notes for payable in kind interest	$ 916